Credit Facility (Detail) - USD ($) $ in Thousands		12 Months Ended
		Apr. 27, 2019	Apr. 28, 2018	Apr. 29, 2017
Line of Credit Facility [Line Items]
Credit facility at period end		$ 203,800	$ 158,700	$ 64,900
Average balance outstanding during the period		215,630	141,478	96,297
Maximum borrowings outstanding during the period		$ 335,825	$ 287,933	$ 285,278
Weighted average interest rate during the period	[1]	5.29%	5.55%	5.77%
Interest rate at end of period		4.17%	3.92%	3.73%

[1]	Includes commitment fees.